SHAREHOLDERS' EQUITY - Share Repurchase Programs (Details) ¥ in Thousands, $ in Millions	1 Months Ended				12 Months Ended
	Aug. 31, 2025 USD ($)	Aug. 31, 2024 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Mar. 31, 2026 USD ($)
SHAREHOLDERS' EQUITY
Repurchase value of stock | ¥					¥ 71,770		¥ 1,632,987		¥ 184,698
Share repurchase program
SHAREHOLDERS' EQUITY
Repurchase value of stock						$ 10.2		$ 228.8		$ 26.0
Share repurchase program | Common Class A
SHAREHOLDERS' EQUITY
Repurchase of ordinary shares (in shares) | shares					1,017,496	1,017,496	32,473,978	32,473,978	3,530,912	3,530,912
Share repurchase program authorized in 2023
SHAREHOLDERS' EQUITY
Stock repurchase program, authorized amount				$ 150.0
Stock repurchase program, period in force				12 months
Share repurchase program authorized in March 2024
SHAREHOLDERS' EQUITY
Stock repurchase program, authorized amount			$ 200.0
Stock repurchase program, period in force			12 months
Share repurchase program authorized in August 2024
SHAREHOLDERS' EQUITY
Stock repurchase program, authorized amount		$ 150.0
Stock repurchase program, period in force		12 months
Share repurchase program amendment in August 2025
SHAREHOLDERS' EQUITY
Stock repurchase program, authorized amount	$ 250.0
Stock repurchase program, extended period	12 months
Share repurchase program amendment in March 2026 | Subsequent Event
SHAREHOLDERS' EQUITY
Stock repurchase program, authorized amount											$ 400.0